Steward Funds, Inc.

EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that reflect the risk/return summary information in the Supplement dated June 24, 2021, to the Statutory Prospectuses dated August 31, 2020, filed pursuant to Rule 497 of the Securities Act of 1933, as amended, with the Securities Exchange Commission on August 31, 2020 (Accession No. 0001104659-20-100686).